COVER LETTER

March 2, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:         MML Series Investment Fund

(1933 Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 84 to the Trust’s Registration Statement under the Securities Act and Amendment No. 69 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: to reflect disclosure changes previously made to implement proposals approved at the Special Meeting of Shareholders held on December 15, 2011. In addition, this Amendment incorporates other changes made since the filing of Post-Effective Amendment No. 79 in connection with the Trust. The anticipated effective date is May 1, 2012. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect December 31, 2011 information, but instead still reflect December 31, 2010 information.

Please address any questions or comments to the undersigned at (413) 744-2399. Thank you in advance for your attention to this matter.

Very truly yours,

/s/Jamie Bucci

Jamie Bucci

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company